Financial Instruments (Details) - Schedule of Financial Instruments by Category - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets at fair value through profit or loss	$ 995,101	$ 1,073,229
Financial assets at amortized cost	48,839,518	44,778,794
Financial assets, total	49,834,619	45,852,023
Financial liabilities
Financial liabilities at amortized cost	42,216,345	34,149,747
Warrant liabilities	6,221,482	2,042,410
Convertible preference share liabilities	7,767,238
Financial liabilities, total	$ 56,205,065	$ 36,192,157